Variable Interest Entities (Tables)	12 Months Ended
Sep. 30, 2016
Variable Interest Entities [Abstract]
Schedule of variable interest entities

	As of September 30,
	2016	2015
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$491	$1,653
Accounts and notes receivable, net of allowance	4,244	4,426
Unbilled revenue	385	-
Amounts due from related companies	6,152	5,739
Inventories	90	166
Other receivables and prepayments	95	152
Total Current Assets	11,457	12,136
Non-current assets
Property and equipment, net	10,863	11,895
Intangible assets	527	571
Total Assets	$22,846	$24,602

LIABILITIES
Current liabilities
Accounts payable	$1,277	$2,067
Advances from customers	381	392
Other payables and accruals	96	56
Taxes payable	1,406	1,551
Amounts due to related party	-	-
Dividend payable	775	812
Total Current Liabilities	3,935	4,877
Total Liabilities	$3,935	$4,877

	For the years ended September 30,
	2016	2015	2014
	US$(’000)	US$(’000)	US$(’000)
Revenue	$1,192	$8,819	$6,186
Net Income	$299	$1,527	$505